Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued operations
Schedule of results and cash flows of the discontinued operations

	Year Ended
	December 31,
	2016	2015	2014
	(in US$’000)
Other income	—	—	2,096
Net income before taxes from discontinued operation	—	—	2,096
Income tax expense	—	—	(62)
Net income for the year from discontinued operation	—	—	2,034
Cash flow from discontinued operation
Net cash generated from operating activities	—	—	2,515
Net increase in cash and cash equivalents	—	—	2,515